Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2023 ₫ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	VND (₫)
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 2,749,522	$ 122,689	₫ 211,262
Guarantee for payment in korean currency [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	4,000
Guarantee for payment in korean currency [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	5,200
Comprehensive Credit Line and Others [Member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	3,100	10,300
Guarantee for payment in foreign currency [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		59
Guarantee for payment in foreign currency [member] | Kookmin Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		3,186
Guarantee for payment in foreign currency [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		7,000
Guarantee for payment in korean currency and others [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		94,517
Guarantee For Payment In Foreign Currency And Others [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | ₫			₫ 211,262
Refund guarantee for advances received [Member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		6,811
Guarantees for depositions [Member] | H S B C [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		$ 816
Performance guarantee and others [Member] | Seoul Guarantee Insurance Company [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	366,395
Performance guarantee and others [Member] | Korea Software Financial Cooperative [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	1,556,979
Performance guarantee and others [Member] | Korea Specialty Contractor Financial Cooperative [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	135
Performance guarantee and others [Member] | Korea Housing Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	44,000
Performance guarantee and others [Member] | Korea Housing Urban Guarantee Corporation [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	691,530
Performance guarantee and others [Member] | Information Communication Financial Cooperative [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 78,183